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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1355

The Alger Funds
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

ITEM 1.  Schedule of Investments.

Schedules of Investments

THE ALGER FUNDS

ALGER LARGECAP GROWTH FUND

Schedule of Investments (Unaudited)

January 31, 2009

	SHARES	VALUE
COMMON STOCKS-94.0%

Aerospace & Defense-5.0%
Boeing Co.	44,740	$1,892,949
General Dynamics Corp.	54,990	3,119,583
Lockheed Martin Corp.	62,700	5,143,908
		10,156,440
Air Freight & Logistics-1.3%
United Parcel Service Inc., Cl. B	61,900	2,630,131

Apparel Retail-.6%
Gap Inc., /The	116,300	1,311,864

Application Software-.4%
Autodesk Inc.*	55,000	910,800

Asset Management & Custody Banks-1.9%
BlackRock Inc.	19,400	2,110,720
Invesco Ltd.	149,500	1,762,605
		3,873,325
Biotechnology-4.7%
Biogen Idec Inc.*	21,100	1,026,515
Celgene Corp.*	39,500	2,091,525
Genentech Inc.*	23,800	1,933,512
Genzyme Corp.*	36,600	2,522,472
Gilead Sciences Inc.*	42,200	2,142,494
		9,716,518
Cable & Satellite-.5%
Scripps Networks Interactive Inc.	45,500	976,885

Coal & Consumable Fuels-.4%
Consol Energy Inc.	29,200	795,992

Communications Equipment-5.2%
Cisco Systems Inc.*	281,800	4,218,546
Nokia OYJ#	70,700	867,489
QUALCOMM Inc.	93,800	3,240,790
Research In Motion Ltd.*	42,275	2,342,035
		10,668,860
Computer & Electronics Retail-.6%
GameStop Corp., Cl. A*	48,000	1,189,440

Computer Hardware-6.6%
Apple Inc.*	70,260	6,332,534
Hewlett-Packard Co.	94,065	3,268,759
International Business Machines Corp.	43,900	4,023,435
		13,624,728
Computer Storage & Peripherals-1.4%
Broadcom Corp., Cl. A*	28,200	446,970
EMC Corp.*	223,800	2,470,752
		2,917,722
Construction & Farm Machinery & Heavy Trucks-1.4%
Deere & Co.	79,500	2,761,830

Data Processing & Outsourced Services-1.9%
Mastercard Inc.	20,000	2,715,600
Western Union Co., /The	90,300	1,233,498
		3,949,098
Data Processing & Outsourced Services-.7%
EI Du Pont de Nemours & Co.	62,700	1,439,592

Drug Retail-3.6%
CVS Caremark Corp.	136,000	3,655,680
Walgreen Co.	139,125	3,813,416
		7,469,096
Fertilizers & Agricultural Chemicals-2.1%
Monsanto Co.	38,980	2,964,819
Potash Corp., of Saskatchewan	18,600	1,392,396
		4,357,215
Food Retail-.8%
Kroger Co., /The	71,100	1,599,750

Footwear-.8%
NIKE Inc., Cl. B	35,300	1,597,325

Gold-.7%
Goldcorp Inc.	46,400	1,372,048

Health Care Equipment-3.3%
Boston Scientific Corp.*	124,600	1,105,202
Covidien Ltd.	74,200	2,844,828
Stryker Corp.	37,600	1,588,224
Zimmer Holdings Inc.*	36,400	1,324,960
		6,863,214
Home Entertainment Software-2.7%
Activision Blizzard Inc.*	235,000	2,058,600
Electronic Arts Inc.*	61,600	951,104
Nintendo Co., Ltd.#	71,415	2,599,506
		5,609,210

Hotels Resorts & Cruise Lines-.5%
Marriott International Inc., Cl. A	60,700	990,017

Household Products-1.5%
Procter & Gamble Co.	55,060	3,000,770

Hypermarkets & Super Centers-1.7%
Wal-Mart Stores Inc.	76,100	3,585,832

Industrial Conglomerates-1.2%
General Electric Co.	116,200	1,409,506
Tyco International Ltd.	46,800	983,736
		2,393,242
Integrated Oil & Gas-2.2%
Chevron Corp.	48,200	3,399,064
Petroleo Brasileiro SA#	40,700	1,066,340
		4,465,404
Internet Retail-1.0%
Amazon.com Inc.*	35,100	2,064,582

Internet Retail-3.8%
eBay Inc.*	201,055	2,416,681
Google Inc., Cl. A*	15,795	5,347,081
		7,763,762
Investment Banking & Brokerage-.7%
Charles Schwab Corp., /The	63,000	856,170
Lazard Ltd., Cl. A	22,500	596,250
		1,452,420
IT Consulting & Other Services-1.4%
Cognizant Technology Solutions Corp., Cl. A*	152,700	2,860,071

Life Sciences Tools & Services-1.3%
Thermo Fisher Scientific Inc.*	74,400	2,673,192

Managed Health Care-.7%
UnitedHealth Group Inc.	51,100	1,447,663

Movies & Entertainment-1.6%
Regal Entertainment Group.	183,500	1,842,340
Viacom Inc., Cl. B*	102,000	1,504,500
		3,346,840
Oil & Gas Drilling-1.3%
Transocean Ltd.*	48,633	2,656,334

Oil & Gas Equipment & Services-.8%
Weatherford International Ltd.*	142,100	1,567,363

Oil & Gas Exploration & Production-2.7%
Anadarko Petroleum Corp.	68,100	2,501,994
Chesapeake Energy Corp.	131,900	2,085,339
Nexen Inc.	61,300	888,850
		5,476,183
Packaged Foods & Meats-1.0%
Kraft Foods Inc., Cl. A	73,900	2,072,895

Pharmaceuticals-6.3%
Abbott Laboratories	69,900	3,875,256
Bristol-Myers Squibb Co.	42,900	918,489
Johnson & Johnson	79,500	4,586,355
Wyeth	84,000	3,609,480
		12,989,580
Property & Casualty Insurance-.3%
Travelers Cos., Inc., /The	13,700	529,368

Railroads-.9%
Burlington Northern Santa Fe Corp.	29,000	1,921,250

Restaurants-1.9%
McDonald’s Corp.	32,300	1,874,046
Starbucks Corp.*	220,200	2,078,688
		3,952,734
Semiconductors-1.6%
Intel Corp.	193,930	2,501,697
Taiwan Semiconductor Manufacturing Co., Ltd.#	114,800	865,592
		3,367,289
Soft Drinks-3.7%
Coca-Cola Co., /The	104,100	4,447,152
PepsiCo Inc.	64,400	3,234,812
		7,681,964
Specialized Finance-1.8%
CME Group Inc.	9,600	1,669,536
NYSE Euronext	89,100	1,960,200
		3,629,736
Systems Software-3.5%
Microsoft Corp.	415,795	7,110,095

Tobacco-4.0%
Altria Group Inc.	226,185	3,741,100
Philip Morris International Inc.	121,985	4,531,743
		8,272,843
TOTAL COMMON STOCKS (Cost $275,667,720)		193,062,512

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS-6.0%
Time Deposits
Citibank London, .07%, 2/2/09	$8,300,000	8,300,000
Branch Bank & Trust Grand Cayman, .07%, 2/2/09	4,102,693	4,102,693

TOTAL SHORT-TERM INVESTMENTS (Cost $12,402,693)		12,402,693

Total Investments (Cost $288,070,413)(a)	100.0%	205,465,205
Liabilities in Excess of Other Assets	0.0	(142,074)
Net Assets	100.0%	$205,323,131

* Non-income producing securities.

# American Depositary Receipts.

(a) At January 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $280,070,413 amounted to $82,605,208 which consisted of aggregate gross unrealized appreciation of $3,500,421 and aggregate gross unrealized depreciation of $86,105,629.

THE ALGER FUNDS

ALGER SMALLCAP GROWTH FUND

Schedule of Investments (Unaudited)

January 31, 2009

	SHARES	VALUE
COMMON STOCKS-94.9%

Aerospace & Defense-1.9%
BE Aerospace Inc.*	146,945	$1,420,958
Esterline Technologies Corp.*	87,720	3,165,815
		4,586,773
Airlines-.9%
Airtran Holdings Inc.*	557,845	2,287,165

Apparel Retail-1.3%
Aeropostale Inc.*	100,000	2,111,000
J Crew Group Inc.*	110,900	1,109,000
		3,220,000
Application Software-7.4%
ANSYS Inc.*	79,695	1,981,218
Concur Technologies Inc.*	105,195	2,597,265
Informatica Corp.*	232,700	2,969,252
Pegasystems Inc.	85,700	1,162,949
Solera Holdings Inc.*	146,645	3,532,678
Synchronoss Technologies Inc.*	160,565	1,366,408
Taleo Corp.*	254,000	2,141,220
TIBCO Software Inc.*	447,560	2,394,446
		18,145,436
Biotechnology-7.0%
Alexion Pharmaceuticals Inc.*	96,600	3,561,642
Allos Therapeutics Inc.*	159,400	1,248,102
Cepheid Inc.*	96,700	719,448
Cubist Pharmaceuticals Inc.*	128,765	2,756,859
Myriad Genetics Inc.*	38,500	2,870,945
OSI Pharmaceuticals Inc.*	65,700	2,338,920
Seattle Genetics Inc.*	101,600	1,025,144
United Therapeutics Corp.*	36,360	2,470,662
		16,991,722
Casinos & Gaming-1.8%
Bally Technologies Inc.*	120,725	2,437,438
WMS Industries Inc.*	92,400	2,053,128
		4,490,566
Communications Equipment-2.5%
Nice Systems Ltd.*#	147,025	2,821,410
Polycom Inc.*	86,275	1,212,164
Sonus Networks Inc.*	646,600	853,512
Starent Networks Corp.*	83,700	1,230,390
		6,117,476

Computer Storage & Peripherals-.7%
Synaptics Inc.*	76,477	1,802,563

Construction & Engineering-2.2%
Aecom Technology Corp.*	106,995	2,708,043
URS Corp.*	74,985	2,553,239
		5,261,282
Construction & Farm Machinery & Heavy Trucks-1.0%
Bucyrus International Inc.	58,460	906,130
Titan Machinery Inc.*	143,700	1,458,555
		2,364,685
Data Processing & Outsourced Services-2.7%
NeuStar Inc., Cl. A*	97,150	1,323,183
TeleTech Holdings Inc.*	288,200	2,331,538
VeriFone Holdings Inc.*	303,645	1,405,876
Wright Express Corp.*	131,775	1,536,497
		6,597,094
Distillers & Vintners-.5%
Central European Distribution Corp.*	89,646	1,084,717

Distributors-1.3%
LKQ Corp.*	280,570	3,240,584

Education Services-1.5%
Corinthian Colleges Inc.*	201,200	3,758,416

Electric Utilities-1.6%
ITC Holdings Corp.	91,400	3,836,972

Environmental & Facilities Services-1.4%
Waste Connections Inc.*	117,900	3,421,458

Food Retail-.5%
Whole Foods Market Inc.	107,600	1,102,900

Footwear-1.0%
Iconix Brand Group Inc.*	307,925	2,546,540

Health Care Distributors-.6%
Owens & Minor Inc.	37,000	1,471,490

Health Care Equipment-4.9%
Hologic Inc.*	104,470	1,231,701
Insulet Corp.*	147,000	1,167,180
Masimo Corp.*	91,900	2,552,063

Meridian Bioscience Inc.	101,300	2,153,638
NuVasive Inc.*	54,000	2,016,360
Thoratec Corp.*	95,428	2,764,549
		11,885,491
Health Care Services-.8%
Gentiva Health Services Inc.*	78,500	1,984,480

Health Care Supplies-2.0%
Immucor Inc.*	100,800	2,793,168
Inverness Medical Innovations Inc.*	84,250	2,061,598
		4,854,766
Housewares & Specialties-1.3%
Tupperware Brands Corp.	155,700	3,201,192

Industrial Machinery-3.1%
Actuant Corp., Cl. A	182,740	3,011,555
CLARCOR Inc.	82,700	2,509,118
RBC Bearings Inc.*	116,800	2,135,104
		7,655,777
Integrated Telecommunication Services-.1%
Cincinnati Bell Inc.*	212,100	294,819

Internet Retail-1.2%
priceline.com Inc.*	43,115	2,892,585

Internet Software & Services-4.8%
GSI Commerce Inc.*	344,749	2,954,499
Interwoven Inc.*	186,000	2,933,220
Omniture Inc.*	130,975	1,190,563
Vignette Corp.*	140,700	980,679
VistaPrint Ltd.*	161,500	3,698,350
		11,757,311
Investment Banking & Brokerage-2.2%
Greenhill & Co., Inc.	20,365	1,324,132
Investment Technology Group Inc.*	106,700	2,313,256
Lazard Ltd., Cl. A	66,300	1,756,950
		5,394,338
Leisure Facilities-1.9%
Life Time Fitness Inc.*	164,675	2,438,837
Gildan Activewear Inc.*	103,100	1,099,046
Phillips-Van Heusen Corp.	61,880	1,176,958
		4,714,841
Life Sciences Tools & Services-3.6%
Bruker Corp.*	288,600	1,163,058
ICON PLC*#	144,100	2,896,410
Illumina Inc.*	89,220	2,441,059
Parexel International Corp.*	225,508	2,230,274
		8,730,801

Managed Health Care-1.1%
AMERIGROUP Corp.*	96,400	2,696,308

Metal & Glass Containers-1.6%
Silgan Holdings Inc.	83,085	3,808,616

Movies & Entertainment-1.4%
DreamWorks Animation SKG Inc.*	55,700	1,222,615
Regal Entertainment Group.	211,900	2,127,476
		3,350,091
Oil & Gas Equipment & Services-2.6%
Cal Dive International Inc.*	192,512	1,220,526
Dril-Quip Inc.*	86,320	2,114,840
IHS Inc., Cl. A*	68,200	2,987,160
		6,322,526
Oil & Gas Exploration & Production-5.2%
Comstock Resources Inc.*	52,300	1,994,199
Concho Resources Inc.*	145,871	3,678,867
Denbury Resources Inc.*	152,100	1,861,704
Mariner Energy Inc.*	287,859	2,849,804
Penn Virginia Corp.	55,100	1,135,060
Petrobank Energy & Resources Ltd.*	78,155	1,222,896
		12,742,530
Packaged Foods & Meats-1.4%
Flowers Foods Inc.	69,900	1,502,151
Hain Celestial Group Inc., /The*	119,220	1,814,528
		3,316,679
Pharmaceuticals-4.1%
Auxilium Pharmaceuticals Inc.*	78,500	2,398,960
Medicis Pharmaceutical Corp., Cl. A	113,100	1,575,483
Mylan Inc.*	258,300	2,926,539
Optimer Pharmaceuticals Inc.*	287,700	3,017,973
		9,918,955
Property & Casualty Insurance-1.1%
First Mercury Financial Corp.*	244,735	2,704,322

Regional Banks-1.6%
First Commonwealth Financial Corp.	210,500	2,018,695
Signature Bank*	76,430	1,963,487
		3,982,182
Reinsurance-.7%
Platinum Underwriters Holdings Ltd.	58,100	1,615,761

Research & Consulting Services-1.1%
FTI Consulting Inc.*	67,800	2,780,478

Restaurants-.3%
McCormick & Schmick’s Seafood Restaurants Inc.*	201,635	711,772

Security & Alarm Services-1.2%
Geo Group Inc., /The*	202,270	2,993,596

Semiconductor Equipment-.2%
Tessera Technologies Inc.*	43,005	505,739

Semiconductors-4.7%
Atheros Communications Inc.*	186,225	2,236,562
Cavium Networks Inc.*	132,600	1,206,660
Mellanox Technologies Ltd.*	363,861	3,147,398
Microsemi Corp.*	118,900	998,760
Monolithic Power Systems Inc.*	130,200	1,581,930
ON Semiconductor Corp.*	572,470	2,387,200
		11,558,510
Thrifts & Mortgage Finance-1.2%
Brookline Bancorp Inc.	309,500	2,992,861

Wireless Telecommunication Services-1.7%
SBA Communications Corp.*	205,676	4,092,952

TOTAL COMMON STOCKS (Cost $348,750,892)		231,788,118

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS-5.1%
Time Deposits
Citibank London, .07%, 2/2/09	$9,900,000	9,900,000
Branch Bank & Trust Grand Cayman, .07%, 2/2/09	2,673,233	2,673,233

TOTAL SHORT-TERM INVESTMENTS (Cost $12,573,233)		12,573,233

Total Investments (Cost $361,324,125)(a)	100.0%	244,361,351
Liabilities in Excess of Other Assets	0.0	(99,769)
Net Assets	100.0%	$244,261,582

* Non-income producing securities.

# American Depositary Receipts

(a) At January 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $361,324,125 amounted to $116,962,774 which consisted of aggregate gross unrealized appreciation of $8,876,884 and aggregate gross unrealized depreciation of $125,839,658.

THE ALGER FUNDS

ALGER BALANCED FUND

Schedule of Investments (Unaudited)

January 31, 2009

	SHARES	VALUE
COMMON STOCKS-46.6%

Aerospace & Defense-2.6%
BE Aerospace Inc.*	10,000	$96,700
Boeing Co.	7,120	301,247
General Dynamics Corp.	7,200	408,456
Lockheed Martin Corp.	7,600	623,504
		1,429,907
Air Freight & Logistics-.8%
FedEx Corp.	2,700	137,538
United Parcel Service Inc., Cl. B	7,200	305,928
		443,466
Apparel Retail-.2%
J Crew Group Inc.*	13,000	130,000

Application Software-.1%
Intuit Inc.*	3,200	72,480

Asset Management & Custody Banks-.5%
AllianceBernstein Holding LP	3,600	61,488
BlackRock Inc.	1,300	141,440
Invesco Ltd.	6,700	78,993
		281,921
Biotechnology-1.4%
Biogen Idec Inc.*	1,400	68,110
Celgene Corp.*	500	26,475
Genentech Inc.*	3,600	292,464
Genzyme Corp.*	3,400	234,328
Gilead Sciences Inc.*	3,300	167,541
		788,918
Cable & Satellite-.4%
Comcast Corp.	5,900	81,892
Scripps Networks Interactive Inc.	7,600	163,172
		245,064
Casinos & Gaming-.1%
International Game Technology	7,200	76,320

Coal & Consumable Fuels-.2%
Peabody Energy Corp.	4,000	100,000

Communications Equipment-1.7%
Cisco Systems Inc.*	31,555	472,378
Nokia OYJ#	10,400	127,608
QUALCOMM Inc.	3,100	107,105
Research In Motion Ltd.*	4,445	246,253
		953,344
Computer & Electronics Retail-0.0%
GameStop Corp., Cl. A*	1,100	27,258

Computer Hardware-2.6%
Apple Inc.*	6,565	591,703
Hewlett-Packard Co.	13,300	462,175
International Business Machines Corp.	4,700	430,755
		1,484,633
Computer Storage & Peripherals-.7%
EMC Corp.*	28,100	310,224
NetApp Inc.*	5,200	77,116
		387,340
Construction & Engineering-.3%
Fluor Corp.	4,100	159,490

Construction & Farm Machinery & Heavy Trucks-.3%
Deere & Co.	3,300	114,642
Joy Global Inc.	1,800	37,494
		152,136
Consumer Electronics-.3%
Sony Corp.#	8,500	163,370

Data Processing & Outsourced Services-.7%
Alliance Data Systems Corp.*	3,200	133,088
Mastercard Inc.	1,300	176,514
Western Union Co., /The	4,400	60,104
		369,706
Diversified Banks-.3%
Wells Fargo & Co.	10,200	192,780

Diversified Chemicals-.3%
EI Du Pont de Nemours & Co.	7,700	176,792

Drug Retail-1.6%
CVS Caremark Corp.	14,100	379,008
Walgreen Co.	18,200	498,862
		877,870
Electrical Components & Equipment-.1%
General Cable Corp.*	2,900	47,734

Fertilizers & Agricultural Chemicals-.4%
Monsanto Co.	2,700	205,362

Food Retail-.2%
Whole Foods Market Inc.	8,800	90,200

Footwear-.3%
NIKE Inc., Cl. B	3,500	158,375

Gold-.5%
Goldcorp Inc.	2,700	79,839
Yamana Gold Inc.	28,000	225,680
		305,519
Health Care Equipment-2.1%
Beckman Coulter Inc.	2,600	129,272
Boston Scientific Corp.*	26,600	235,942
Covidien Ltd.	2,300	88,182
Hologic Inc.*	7,500	88,425
Medtronic Inc.	4,600	154,054
St. Jude Medical Inc.*	7,300	265,501
Zimmer Holdings Inc.*	5,200	189,280
		1,150,656
Health Care Services-.2%
Quest Diagnostics Inc.	2,800	138,180

Health Care Supplies-.3%
Inverness Medical Innovations Inc.*	6,800	166,396

Home Entertainment Software-.8%
Nintendo Co., Ltd.#	7,745	281,918
Take-Two Interactive Software Inc.	26,200	183,924
		465,842
Homebuilding-.4%
Toll Brothers Inc.*	13,700	233,174

Household Products-.8%
Procter & Gamble Co.	8,125	442,813

Hypermarkets & Super Centers-.6%
Wal-Mart Stores Inc.	7,400	348,688

Industrial Conglomerates-1.4%
3M Co.	5,300	285,087
General Electric Co.	29,100	352,983
McDermott International Inc.*	12,200	126,514
		764,584
Industrial Gases-.2%
Praxair Inc.	1,400	87,164

Industrial Machinery-.3%
ITT Corp.	3,210	145,349

Insurance Brokers-.2%
Willis Group Holdings Ltd.	3,700	91,612

Integrated Oil & Gas-1.2%
Exxon Mobil Corp.	6,200	474,176
Petroleo Brasileiro SA#	6,600	172,920
		647,096
Integrated Telecommunication Services-.4%
AT&T Inc.	8,800	216,656

Internet Retail-.4%
Amazon.com Inc.*	1,800	105,876
Expedia Inc.*	11,000	98,230
		204,106
Internet Software & Services-2.1%
eBay Inc.*	28,190	338,844
Google Inc., Cl. A*	1,305	441,782
IAC/InterActiveCorp.*	14,700	216,090
Netease.com*#	3,600	68,436
Yahoo! Inc.*	11,500	134,895
		1,200,047
Investment Banking & Brokerage-.8%
Charles Schwab Corp., /The	4,800	65,232
Lazard Ltd., Cl. A	10,100	267,650
Morgan Stanley	6,600	133,518
		466,400
IT Consulting & Other Services-.4%
Cognizant Technology Solutions Corp., Cl. A*	11,500	215,395

Leisure Products-.3%
Coach Inc.*	7,100	103,660
Gildan Activewear Inc.*	7,000	74,620
		178,280
Life Sciences Tools & Services-.6%
Covance Inc.*	1,800	69,480
Thermo Fisher Scientific Inc.*	6,900	247,917
		317,397
Managed Health Care-.7%
Aetna Inc.	3,600	111,600
UnitedHealth Group Inc.	10,700	303,131
		414,731
Metal & Glass Containers-.2%
Owens-Illinois Inc.*	4,600	87,400

Movies & Entertainment-1.0%
DreamWorks Animation SKG Inc.*	5,700	125,115
Regal Entertainment Group.	27,700	278,108
Viacom Inc., Cl. B*	11,600	171,100
		574,323
Office REITs-.3%
Digital Realty Trust Inc.	5,800	185,020

Oil & Gas Drilling-.7%
Transocean Ltd.*	6,716	366,828

Oil & Gas Equipment & Services-1.0%
Cameron International Corp.*	7,200	166,752
Smith International Inc.	3,000	68,100
Anadarko Petroleum Corp.	1,900	69,806
Chesapeake Energy Corp.	17,700	279,837
		584,495
Other Diversified Financial Services-.3%
JPMorgan Chase & Co.	6,200	158,162

Packaged Foods & Meats-.7%
Kraft Foods Inc., Cl. A	14,400	403,920

Pharmaceuticals-2.9%
Abbott Laboratories	7,600	421,344
Johnson & Johnson	7,000	403,830
Merck & Co., Inc.	7,800	222,690
Mylan Inc.*	18,300	207,339
Shire PLC#	4,200	183,414
Wyeth	4,600	197,662
		1,636,279
Property & Casualty Insurance-.1%
Travelers Cos., Inc., /The	1,900	73,416

Railroads-.1%
Burlington Northern Santa Fe Corp.	700	46,375

Research & Consulting Services-.4%
FTI Consulting Inc.*	5,500	225,555

Restaurants-.7%
Cheesecake Factory Inc., /The*	11,500	99,820
McDonald’s Corp.	500	29,010
Starbucks Corp.*	25,000	236,000
		364,830

Semiconductor Equipment-.4%
Kla-Tencor Corp.	3,200	64,128
Lam Research Corp.*	5,500	111,155
Tessera Technologies Inc.*	5,900	69,384
		244,667
Semiconductors-.6%
Intel Corp.	21,800	281,220
Marvell Technology Group Ltd.*	11,100	80,919
		362,139
Soft Drinks-2.6%
Coca-Cola Co., /The	18,800	803,136
PepsiCo Inc.	13,300	668,059
		1,471,195
Specialized Finance-.7%
CME Group Inc.	1,290	224,344
Hong Kong Exchanges and Clearing Ltd.	12,900	110,795
NYSE Euronext	2,300	50,600
		385,739
Systems Software-1.6%
Microsoft Corp.	53,400	913,140

Tobacco-1.5%
Altria Group Inc.	28,115	465,022
Philip Morris International Inc.	10,215	379,487
		844,509
TOTAL COMMON STOCKS (Cost $41,322,065)		26,142,543

PREFERRED STOCKS-.4%

JPMorgan Chase & Co.
(Cost $225,000)	9,000	211,950

	PRINCIPAL
	AMOUNT
CORPORATE BONDS-24.5%

Brewers-.6%
SABMiller PLC, 5.70%, 1/15/14(a)	$350,000	324,543

Computer Hardware-.7%
Hewlett-Packard Co., 6.125%, 3/1/14	350,000	383,989

Construction & Farm Machinery & Heavy Trucks-.4%
Caterpillar Financial Services Corp., 6.20%, 9/30/13	200,000	209,997

Consumer Finance-.7%
American Express Credit Corp., 7.30%, 8/20/13	400,000	409,596

Diversified Metals & Mining-.2%
Newmont Mining Corp., 3.00%, 2/15/12	100,000	111,125

Electric Utilities-1.3%
Entergy Gulf States Louisiana LLC, 6.00%, 5/1/18(a)	300,000	271,819
Exelon Generation Co., LLC, 6.20%, 10/1/17	175,000	165,256
Florida Power Corp., 5.80%, 9/15/17	300,000	318,359
		755,434
Household Products-.1%
Procter & Gamble Co., 4.60%, 1/15/14	75,000	79,478

Industrial Conglomerates-1.0%
Ge Capital Commercial Mortgage Corp., 6.59%, 8/11/33	425,000	421,679
Tyco International Finance SA, 8.50%, 1/15/19	150,000	159,519
		581,198
Industrial Machinery-.5%
Systems 2001 AT LLC, 6.664%, 9/15/13(a)	303,541	300,506

Integrated Oil & Gas-1.4%
BP Capital Markets PLC, 5.25%, 11/7/13	300,000	319,028
ConocoPhillips, 5.75%, 2/1/19	325,000	328,526
Marathon Oil Corp., 5.90%, 3/15/18	150,000	130,180
		777,734
Integrated Telecommunication Services-2.2%
AT&T Inc., 4.95%, 1/15/13	600,000	612,107
Verizon Communications Inc., 5.25%, 4/15/13	250,000	254,812
Verizon Wireless Capital LLC, 7.375%, 11/15/13(a)	325,000	351,875
		1,218,794
Internet Retail-.5%
Expedia Inc., 7.456%,n 8/15/18	325,000	264,875

Investment Banking & Brokerage-3.2%
Goldman Sachs Group Inc., /The, 3.25%, 6/15/12	325,000	333,792
Goldman Sachs Group Inc., /The, 7.50%, 2/15/19	350,000	347,995
Lazard Group LLC, 6.85%, 6/15/17	370,000	255,272
Morgan Stanley, 2.90%, 12/1/10	325,000	332,966
Morgan Stanley Capital I, 5.178%, 9/15/42	600,000	516,217
		1,786,242
Movies & Entertainment-.2%
Time Warner Cable Inc., 8.25%, 2/14/14	100,000	106,360

Multi-Utilities-.8%
CenterPoint Energy Transition Bond Co., LLC, 4.97%, 8/1/14	345,000	338,190
Virginia Electric and Power Co., 5.10%, 11/30/12	125,000	126,779
		464,969

Office Electronics-.2%
Xerox Corp., 5.65%, 5/15/13	100,000	90,810

Oil & Gas Equipment & Services-.8%
Weatherford International Ltd., 6.00%, 3/15/18	375,000	299,903
Weatherford International Ltd., 9.625%, 3/1/19	125,000	127,427
		427,330
Oil & Gas Exploration & Production-1.3%
Devon Energy Corp., 6.30%, 1/15/19	150,000	150,373
PetroHawk Energy Corp., 7.875%, 6/1/15(a)	100,000	84,250
XTO Energy Inc., 5.90%, 8/1/12	500,000	494,948
		729,571
Oil & Gas Refining & Marketing-.8%
Tesoro Corp., 6.25%, 11/1/12	200,000	173,500
Valero Energy Corp., 6.875%, 4/15/12	250,000	252,363
		425,863
Oil & Gas Storage & Transportation-1.2%
Enterprise Products Operating LLC, 8.375%, 8/1/16	610,000	384,758
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/16	347,000	315,770
		700,528
Other Diversified Financial Services-1.1%
Bank of America Corp., 8.00%, 1/30/18	150,000	79,548
Bank of America Corp.,8.125%, 5/15/18	400,000	208,056
Citigroup Inc., 8.40%, 4/30/18	550,000	201,564
JPMorgan Chase & Co., 7.90%, 4/30/18	150,000	114,283
		603,451
Packaged Foods & Meats-.5%
General Mills Inc., 5.65%, 2/15/19	175,000	178,834
Kraft Foods Inc., 6.75%, 2/19/14	75,000	81,343
		260,177
Property & Casualty Insurance-.5%
Liberty Mutual Group Inc., 7.80%, 3/15/37(a)	600,000	296,954

Real Estate Management & Development-.7%
Vornado Realty Trust, 2.85%, 4/1/27	500,000	377,500

Soft Drinks-1.5%
Bottling Group LLC, 5.125%, 1/15/19	325,000	329,039
Dr. Pepper Snapple Group Inc., 6.82%, 5/1/18	250,000	236,943
PepsiCo Inc., 4.65%, 2/15/13	250,000	266,674
		832,656
Systems Software-.2%
Oracle Corp., 4.95%, 4/15/13	100,000	105,670

Tobacco-.8%
Philip Morris International Inc., 6.875%, 3/17/14	425,000	466,094

Trucking-.5%
Ryder System Inc., 6.00%, 3/1/13	325,000	280,513

Wireless Telecommunication Services-.6%
American Tower Trust, 5.9568%, 4/15/37	500,000	361,914

TOTAL CORPORATE BONDS (Cost $15,277,393)		13,733,871

CONVERTIBLE CORPORATE BONDS-.7%

Oil & Gas Drilling-.2%
Transocean Ltd., 1.50%, 12/15/37	135,000	107,494

Specialized REITs-.5%
Rayonier TRS Holdings Inc., 3.75%, 10/15/12(a)	300,000	276,750

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $435,864)		384,244

U.S. GOVERNMENT & AGENCY OBLIGATIONS-22.3%

Federal Farm Credit Bank, 4.95%, 10/18/18	455,000	496,330

Federal Home Loan Bank, 5.375%, 6/8/12	275,000	303,202

Federal Home Loan Mortgage Corporation Reference Remic,
5.00%, 4/15/31	580,000	598,277
5.50%, 7/15/10	255,947	257,611
6.00%, 8/15/29	900,000	940,627
6.00%, 3/15/36	656,099	656,674
5.00%, 12/15/32	850,000	869,503
		3,322,692
Federal National Mortgage Association,
5.00%, 4/1/18	562,573	581,515
5.50%, 10/25/20	550,000	569,194
5.00%, 2/25/32	700,000	719,703
6.00%, 4/25/35	950,000	994,621
5.00%, 2/13/17	600,000	650,486
		3,515,519

Government National Mortgage Association, 5.00%, 5/16/29	410,415	417,421

U.S. Treasury Notes,
5.00%, 8/15/11	700,000	770,383
4.75%, 5/15/14	552,000	635,620

4.25%, 11/15/14	800,000	902,375
4.50%, 2/15/16	300,000	341,789
4.875%, 8/15/09	300,000	307,149
4.75%, 8/15/17	300,000	344,063
1.50%, 12/31/13	600,000	591,422
1.125%, 1/15/12	600,000	596,391
		4,489,192

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $12,064,574)		12,544,356

SHORT-TERM INVESTMENTS-7.0%
Time Deposits
Citibank London, .07%, 2/2/09	2,200,000	2,200,000
Branch Bank & Trust Grand Cayman, .07%, 2/2/09	1,725,057	1,725,057

TOTAL SHORT-TERM INVESTMENTS (Cost $3,925,057)		3,925,057

Total Investments (Cost $73,249,953)(b)	101.5%	56,942,021
Liabilities in Excess of Other Assets	(1.5)	(844,115)
Net Assets	100.0%	$56,097,906

* Non-income producing securities.

# American Depositary Receipts

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 3.4% of the net assets of the fund.

(b) At January 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $73,249,953 amounted to $16,307,932 which consisted of aggregate gross unrealized appreciation of $1,009,283 and aggregate gross unrealized depreciation of $17,317,215.

THE ALGER FUNDS

ALGER MIDCAPCAP GROWTH FUND

Schedule of Investments (Unaudited)

January 31, 2009

	SHARES	VALUE
COMMON STOCKS-98.7%

Aerospace & Defense-3.0%
BE Aerospace Inc.*	504,650	$4,879,966
L-3 Communications Holdings Inc.	32,000	2,528,640
		7,408,606
Apparel Retail-2.8%
Aeropostale Inc.*	77,800	1,642,358
Chico’s FAS Inc.*	488,400	1,934,064
J Crew Group Inc.*	210,400	2,104,000
Urban Outfitters Inc.*	81,100	1,263,538
		6,943,960
Application Software-2.9%
Autodesk Inc.*	74,900	1,240,344
Informatica Corp.*	144,100	1,838,716
Taleo Corp.*	272,800	2,299,704
TIBCO Software Inc.*	323,500	1,730,725
		7,109,489
Asset Management & Custody Banks-3.0%
BlackRock Inc.	31,600	3,438,080
Invesco Ltd.	337,200	3,975,588
		7,413,668
Biotechnology-4.4%
Alexion Pharmaceuticals Inc.*	83,000	3,060,210
Celgene Corp.*	36,700	1,943,265
Genzyme Corp.*	27,500	1,895,300
Metabolix Inc.*	490,000	4,135,600
		11,034,375
Cable & Satellite-1.0%
Comcast Corp., Cl. A	165,100	2,418,715

Communications Equipment-2.0%
Juniper Networks Inc.*	74,100	1,049,256
Research In Motion Ltd.*	58,700	3,251,980
Starent Networks Corp.*	44,700	657,090
		4,958,326
Computer & Electronics Retail-1.2%
GameStop Corp., Cl. A*	120,100	2,976,078

Computer Hardware-2.0%
Apple Inc.*	55,200	4,975,176

Computer Storage & Peripherals-1.4%
Broadcom Corp., Cl. A*	108,600	1,721,310
NetApp Inc.*	125,500	1,861,165
		3,582,475
Construction & Engineering-.7%
Fluor Corp.	45,400	1,766,060

Construction & Farm Machinery & Heavy Trucks-.9%
Deere & Co.	67,800	2,355,372

Distillers & Vintners-.4%
Central European Distribution Corp.*	91,700	1,109,570

Distributors-.5%
LKQ Corp.*	114,300	1,320,165

Education Services-2.8%
Corinthian Colleges Inc.*	175,200	3,272,736
ITT Educational Services Inc.*	29,500	3,614,045
		6,886,781
Electric Utilities-1.0%
ITC Holdings Corp.	60,700	2,548,186

Electrical Components & Equipment-1.7%
AMETEK Inc.	67,300	2,150,908
General Cable Corp.*	76,100	1,252,606
JA Solar Holdings Co., Ltd.*#	341,000	907,060
		4,310,574
Fertilizers & Agricultural Chemicals-2.4%
Mosaic Co., /The	84,800	3,024,816
Potash Corp., of Saskatchewan	41,400	3,099,204
		6,124,020
Food Retail-1.6%
Whole Foods Market Inc.	386,200	3,958,550

Footwear-1.1%
Iconix Brand Group Inc.*	342,000	2,828,340

Health Care Equipment-4.3%
Boston Scientific Corp.*	128,000	1,135,360
Covidien Ltd.	96,100	3,684,474
Insulet Corp.*	258,500	2,052,490
Masimo Corp.*	44,300	1,230,211
Varian Medical Systems Inc.*	70,600	2,621,378
		10,723,913
Health Care Supplies-1.0%
Inverness Medical Innovations Inc.*	103,300	2,527,751

Heavy Electrical Equipment-1.7%
Vestas Wind Systems A/S*	86,200	4,154,831

Home Entertainment Software-3.9%
Activision Blizzard Inc.*	517,000	4,528,920
Nintendo Co., Ltd.#	140,440	5,112,016
		9,640,936
Homebuilding-2.0%
KB Home.	468,300	4,996,761

Household Products-.5%
Church & Dwight Co., Inc.	23,300	1,240,259

Industrial Gases-1.0%
Praxair Inc.	40,600	2,527,756

Industrial Machinery-3.4%
CLARCOR Inc.	40,200	1,219,668
ITT Corp.	81,200	3,676,736
SPX Corp.	87,400	3,680,414
		8,576,818
Internet Retail-1.5%
Expedia Inc.*	414,500	3,701,485

Internet Software & Services-3.8%
eBay Inc.*	257,600	3,096,352
Netease.com*#	138,600	2,634,786
Omniture Inc.*	200,600	1,823,454
Vignette Corp.*	270,200	1,883,294
		9,437,886

Investment Banking & Brokerage-1.5%
Charles Schwab Corp., /The	84,100	1,142,919
Lazard Ltd., Cl. A	94,100	2,493,650
		3,636,569
IT Consulting & Other Services-2.4%
Cognizant Technology Solutions Corp., Cl. A*	298,800	5,596,524
Satyam Computer Services Ltd.#	194,200	368,980
		5,965,504
Leisure Products-.4%
Gildan Activewear Inc.*	91,400	974,324

Life Sciences Tools & Services-2.1%
Parexel International Corp.*	268,400	2,654,476
Thermo Fisher Scientific Inc.*	68,800	2,471,984
		5,126,460
Managed Health Care-1.8%
Aetna Inc.	101,900	3,158,900
AMERIGROUP Corp.*	46,800	1,308,996
		4,467,896
Movies & Entertainment-1.0%
DreamWorks Animation SKG Inc.*	113,700	2,495,715

Multi-Utilities-.5%
Veolia Environnement#	53,900	1,213,289

Oil & Gas Drilling-2.2%
Nabors Industries Ltd.*	162,800	1,782,660
Transocean Ltd.*	68,400	3,736,008
		5,518,668
Oil & Gas Equipment & Services-2.4%
Cameron International Corp.*	86,450	2,002,182
Smith International Inc.	26,300	597,010
Weatherford International Ltd.*	296,400	3,269,292
		5,868,484
Oil & Gas Exploration & Production-2.8%
Chesapeake Energy Corp.	135,500	2,142,255
Concho Resources Inc.*	45,900	1,157,598
Denbury Resources Inc.*	99,600	1,219,104
Linc Energy Ltd.*	648,100	511,913
Nexen Inc.	129,500	1,877,750
		6,908,620
Other Diversified Financial Services-.9%
BM&F BOVESPA SA	789,927	2,274,663

Packaged Foods & Meats-2.2%
Flowers Foods Inc.	54,100	1,162,609
General Mills Inc.	20,900	1,236,235
Ralcorp Holdings Inc.*	52,200	3,091,284
		5,490,128
Pharmaceuticals-3.6%
Auxilium Pharmaceuticals Inc.*	82,000	2,505,920
Mylan Inc.*	220,900	2,502,797
Optimer Pharmaceuticals Inc.*	258,800	2,714,812
Perrigo Co.	39,300	1,153,455
		8,876,984
Property & Casualty Insurance-1.0%
Travelers Cos., Inc., /The	62,500	2,415,000

Publishing-.5%
McGraw-Hill Cos Inc., /The	61,900	1,361,181

Research & Consulting Services-.7%
FTI Consulting Inc.*	43,800	1,796,238

Restaurants-2.1%
Burger King Holdings Inc.	96,000	2,136,000
McCormick & Schmick’s Seafood Restaurants Inc.*	217,400	767,422
Starbucks Corp.*	238,500	2,251,440
		5,154,862
Security & Alarm Services-1.1%
Geo Group Inc., /The*	178,673	2,644,360

Semiconductors-4.2%
Altera Corp.	88,800	1,365,744
Atheros Communications Inc.*	250,465	3,008,085
Intersil Corp.	47,600	443,156
Marvell Technology Group Ltd.*	225,900	1,646,811
Mellanox Technologies Ltd.*	215,200	1,861,480
Microsemi Corp.*	74,400	624,960
Skyworks Solutions Inc.*	383,600	1,657,152
		10,607,388
Soft Drinks-1.0%
Hansen Natural Corp.*	73,200	2,452,200

Specialized Finance-1.7%
CME Group Inc.	8,600	1,495,626
NYSE Euronext	127,600	2,807,200
		4,302,826
Thrifts & Mortgage Finance-1.3%
People’s United Financial Inc.	72,300	1,182,828
TFS Financial Corp.	152,700	1,963,722
		3,146,550
Wireless Telecommunication Services-1.4%
SBA Communications Corp.*	178,230	3,546,776

TOTAL COMMON STOCKS (Cost $345,555,468)		245,801,567

	PRINCIPAL
	AMOUNT
CONVERTIBLE BONDS-.4%

Oil & Gas Drilling
Transocean Ltd., 1.50%, 12/15/37 (Cost $1,400,000)	$1,400,000	1,114,750

SHORT-TERM INVESTMENTS-2.0%
Time Deposits
Citibank London, .07%, 2/2/09 (Cost $4,927,117)	4,927,117	4,927,117

Total Investments (Cost $351,882,585)(a)	101.1%	251,843,434
Liabilities in Excess of Other Assets	(1.1)	(2,816,293)
Net Assets	100.0%	$249,027,141

* Non-income producing securities.

# American Depositary Receipts

(a) At January 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $351,882,585 amounted to $100,039,151 which consisted of aggregate gross unrealized appreciation of $3,779,810 and aggregate gross unrealized depreciation of $103,818,961.

THE ALGER FUNDS

ALGER CAPITAL APPRECIATION FUND

Schedule of Investments (Unaudited)

January 31, 2009

	SHARES	VALUE
COMMON STOCKS-93.8%

Aerospace & Defense-6.1%
BE Aerospace Inc.*	286,000	$2,765,620
General Dynamics Corp.	98,045	5,562,093
Lockheed Martin Corp.	238,100	19,533,724
		27,861,437
Air Freight & Logistics-.5%
United Parcel Service Inc., Cl. B	55,400	2,353,946

Application Software-2.0%
Autodesk Inc.*	112,600	1,864,656
Net 1 UEPS Technologies Inc.*	88,005	1,181,907
Solera Holdings Inc.*	181,035	4,361,133
Synopsys Inc.*	97,700	1,807,450
		9,215,146
Asset Management & Custody Banks-1.1%
AllianceBernstein Holding LP	97,215	1,660,432
Invesco Ltd.	311,300	3,670,227
		5,330,659
Biotechnology-5.1%
Alexion Pharmaceuticals Inc.*	80,300	2,960,661
Celgene Corp.*	89,500	4,739,025
Cephalon Inc.*	89,689	6,922,197
Genentech Inc.*	55,900	4,541,316
Genzyme Corp.*	61,300	4,224,796
		23,387,995
Cable & Satellite-1.4%
Comcast Corp.	159,473	2,213,485
DIRECTV Group Inc., /The*	195,400	4,279,260
		6,492,745
Communications Equipment-3.7%
Cisco Systems Inc.*	288,500	4,318,845
Nice Systems Ltd.*#	97,400	1,869,106
QUALCOMM Inc.	167,100	5,773,305
Research In Motion Ltd.*	90,160	4,994,864
Sonus Networks Inc.*	28,400	37,488
		16,993,608
Computer & Electronics Retail-.7%
Best Buy Co., Inc.	115,600	3,239,112

Computer Hardware-6.3%
Apple Inc.*	181,545	16,362,651
International Business Machines Corp.	136,200	12,482,730
		28,845,381
Computer Storage & Peripherals-.6%
EMC Corp.*	231,500	2,555,760

Data Processing & Outsourced Services-2.3%
Mastercard Inc.	54,300	7,372,854
Visa Inc., Cl. A	61,000	3,010,350
		10,383,204
Drug Retail-3.4%
CVS Caremark Corp.	584,425	15,709,344

Electrical Components & Equipment-.2%
General Cable Corp.*	65,800	1,083,068

Fertilizers & Agricultural Chemicals-1.3%
Mosaic Co., /The	112,400	4,009,308
Potash Corp., of Saskatchewan	26,100	1,953,846
		5,963,154
Food Retail-.9%
Kroger Co., /The	189,500	4,263,750

Footwear-.1%
Deckers Outdoor Corp.*	10,890	568,894

Footwear-.1%
Goldcorp Inc.	16,000	473,120

Health Care Equipment-2.3%
Covidien Ltd.	214,500	8,223,930
Insulet Corp.*	155,300	1,233,082
St. Jude Medical Inc.*	26,900	978,353
		10,435,365
Health Care Supplies-1.4%
Inverness Medical Innovations Inc.*	254,100	6,217,827

Home Entertainment Software-2.8%
Activision Blizzard Inc.*	264,900	2,320,524
Nintendo Co., Ltd.#	292,523	10,647,837
		12,968,361
Homebuilding-.8%
Toll Brothers Inc.*	219,400	3,734,188

Housewares & Specialties-.5%
Tupperware Brands Corp.	113,300	2,329,448

Hypermarkets & Super Centers-.7%
Wal-Mart Stores Inc.	67,300	3,171,176

Industrial Conglomerates-1.1%
Tyco International Ltd.	230,800	4,851,416

Industrial Machinery-1.9%
ITT Corp.	114,400	5,180,032
SPX Corp.	88,600	3,730,946
		8,910,978
Integrated Oil & Gas-.4%
Chevron Corp.	26,900	1,896,988

Integrated Telecommunication Services-.2%
BCE Inc.	49,500	1,012,770

Internet Retail-.9%
Amazon.com Inc.*	41,400	2,435,148
Expedia Inc.*	212,700	1,899,411
		4,334,559
Internet Software & Services-5.8%
eBay Inc.*	360,110	4,328,522
Google Inc., Cl. A*	8,975	3,038,307
IAC/InterActiveCorp.*	952,215	13,997,561
Netease.com*#	239,600	4,554,796
Sina Corp.*	38,560	788,938
		26,708,124
Investment Banking & Brokerage-.6%
Charles Schwab Corp., /The	126,900	1,724,571
Goldman Sachs Group Inc., /The	13,600	1,097,928
		2,822,499
IT Consulting & Other Services-1.6%
Cognizant Technology Solutions Corp., Cl. A*	387,700	7,261,621

Leisure Products-.1%
Gildan Activewear Inc.*	63,800	680,108

Life Sciences Tools & Services-1.6%
Life Technologies Corp.*	88,800	2,260,848
Thermo Fisher Scientific Inc.*	141,400	5,080,502
		7,341,350
Managed Health Care-.8%
UnitedHealth Group Inc.	83,400	2,362,722
WellPoint Inc.*	33,100	1,371,995
		3,734,717

Metal & Glass Containers-1.3%
Ball Corp.	22,700	870,318
Crown Holdings Inc.*	213,100	3,995,625
Owens-Illinois Inc.*	47,200	896,800
		5,762,743
Movies & Entertainment-1.3%
DreamWorks Animation SKG Inc.*	68,400	1,501,380
Regal Entertainment Group.	465,600	4,674,624
		6,176,004
Multi-Utilities-.6%
Veolia Environment#	116,800	2,629,168

Oil & Gas Drilling-1.2%
Transocean Ltd.*	97,400	5,319,988

Oil & Gas Equipment & Services-1.6%
Weatherford International Ltd.*	674,350	7,438,081

Oil & Gas Exploration & Production-2.2%
Chesapeake Energy Corp.	477,200	7,544,532
Nexen Inc.	176,041	2,552,595
		10,097,127
Other Diversified Financial Services-.2%
BM&F BOVESPA SA	291,300	838,824

Other Diversified Financial Services-2.3%
General Mills Inc.	73,800	4,365,270
Kraft Foods Inc., Cl. A	226,500	6,353,325
		10,718,595
Pharmaceuticals-5.7%
Abbott Laboratories	287,220	15,923,477
Bristol-Myers Squibb Co.	61,000	1,306,010
Mylan Inc.	3,670	2,716,167
Mylan Inc.*	43,000	487,190
Wyeth	131,700	5,659,149
		26,091,993
Property & Casualty Insurance-1.0%
Travelers Cos., Inc., /The	114,300	4,416,552

Publishing-1.2%
McGraw-Hill Cos Inc., /The	245,500	5,398,545

Railroads-.2%
Burlington Northern Santa Fe Corp.	10,400	689,000

Restaurants-.2%
Wendy’s/Arby’s Group Inc.	162,500	819,000

Semiconductors-1.5%
Altera Corp.	43,600	670,568
Atheros Communications Inc.*	112,400	1,349,924
Marvell Technology Group Ltd.*	658,700	4,801,923
		6,822,415
Soft Drinks-1.7%
Coca-Cola Co., /The	179,200	7,655,424

Specialized Finance-2.2%
NASDAQ OMX Group Inc., /The*	97,300	2,123,086
NYSE Euronext	365,100	8,032,200
		10,155,286
Systems Software-3.2%
Microsoft Corp.	853,285	14,591,174

Thrifts & Mortgage Finance-1.3%
People’s United Financial Inc.	157,078	2,569,796
TFS Financial Corp.	267,100	3,434,906
		6,004,702
Tobacco-5.6%
Altria Group Inc.	474,900	7,854,846
Philip Morris International Inc.	479,560	17,815,651
		25,670,497
TOTAL COMMON STOCKS (Cost $527,263,681)		430,426,936

	PRINCIPAL
	AMOUNT
CONVERTIBLE BONDS-.3%

Life Sciences Tools & Services
Invitrogen Corp., 3.25%, 6/15/25 (Cost $1,374,130)	$1,594,000	$1,450,540

SHORT-TERM INVESTMENTS-4.4%
Time Deposits
Citibank London, .07%, 2/2/09	18,700,000	18,700,000
Branch Bank & Trust Grand Cayman, .07%, 2/2/09	1,484,317	1,484,317

TOTAL SHORT-TERM INVESTMENTS (Cost $20,184,317)		20,184,317

Total Investments (Cost $548,822,128)(a)	98.5%	452,061,793
Other Assets In Excess of Liabilities	1.5	7,028,403
Net Assets	100.0%	$459,090,196

* Non-income producing securities.

# American Depositary Receipts

(a) At January 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $548,822,128 amounted to $96,760,335 which consisted of aggregate gross unrealized appreciation of $6,510,606 and aggregate gross unrealized depreciation of $103,270,941.

THE ALGER FUNDS

ALGER HEALTH SCIENCES FUND

Schedule of Investments (Unaudited)

January 31, 2009

	SHARES	VALUE
COMMON STOCKS-86.1%

Biotechnology-18.7%
Actelion Ltd.*	29,100	$1,578,076
Alexion Pharmaceuticals Inc.*	160,300	5,910,261
Allos Therapeutics Inc.*	100,000	783,000
BioMarin Pharmaceutical Inc.*	152,700	2,941,002
Celgene Corp.*	162,309	8,594,262
Cephalon Inc.*	50,750	3,916,885
Crucell NV*#	84,600	1,537,182
Cubist Pharmaceuticals Inc.*	76,250	1,632,513
Genentech Inc.*	128,500	10,439,340
Genzyme Corp.*	78,050	5,379,206
Myriad Genetics Inc.*	45,000	3,355,650
Seattle Genetics Inc.*	184,400	1,860,596
		47,927,973
Drug Retail-1.5%
CVS Caremark Corp.	145,100	3,900,288

Health Care Equipment-13.6%
ABIOMED Inc.*	82,500	1,112,925
Baxter International Inc.	95,550	5,604,008
Boston Scientific Corp.*	170,000	1,507,900
Covidien Ltd.	170,650	6,542,721
Insulet Corp.*	262,250	2,082,265
Masimo Corp.*	96,450	2,678,417
Meridian Bioscience Inc.	87,950	1,869,817
Micrus Endovascular Corp.*	135,597	1,529,534
St. Jude Medical Inc.*	230,650	8,388,741
Thoratec Corp.*	121,350	3,515,510
		34,831,838
Health Care Facilities-5.2%
Community Health Systems Inc.*	194,250	3,620,820
IPC The Hospitalist Co., Inc.*	160,800	3,077,712
Inverness Medical Innovations Inc.*	263,450	6,446,622
Power Medical Interventions Inc.*	290,100	69,624
		13,214,778
Life Sciences Tools & Services-4.5%
Bruker Corp.*	268,000	1,080,040
ICON PLC*#	84,300	1,694,430
Illumina Inc.*	130,880	3,580,877
Parexel International Corp.*	251,774	2,490,045
Thermo Fisher Scientific Inc.*	78,150	2,807,930
		11,653,322

Managed Health Care-6.5%
Aetna Inc.	100,650	3,120,150
AMERIGROUP Corp.*	219,350	6,135,220
Humana Inc.*	120,600	4,574,358
UnitedHealth Group Inc.	105,250	2,981,733
		16,811,461
Pharmaceuticals-36.1%
Abbott Laboratories	152,150	8,435,196
Ardea Biosciences Inc.*	175,951	2,190,590
Auxilium Pharmaceuticals Inc.*	184,100	5,626,096
Bristol-Myers Squibb Co.	251,100	5,376,051
Ipsen SA	63,200	2,471,547
Johnson & Johnson	109,400	6,311,286
Medicis Pharmaceutical Corp., Cl. A	372,750	5,192,408
Merck & Co., Inc.	130,000	3,711,500
Mylan Inc.*	663,600	7,518,588
Optimer Pharmaceuticals Inc.*	976,450	10,242,961
Par Pharmaceutical Cos., Inc.*	215,969	2,658,578
Perrigo Co.	89,250	2,619,488
Pfizer Inc.	505,000	7,362,900
Shire PLC#	121,300	5,297,171
Teva Pharmaceutical Industries Ltd.#	110,350	4,574,008
Wyeth	237,300	10,196,781
XenoPort Inc.*	115,400	3,014,241
		92,799,390
TOTAL COMMON STOCKS (Cost $234,904,037)		221,139,050

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS-15.3%
Time Deposits
Citibank London, .07%, 2/2/09	$10,300,000	10,300,000
Branch Bank & Trust Grand Cayman, .07%, 2/2/09	10,300,000	10,300,000
Bank Of America Toronto, .07%, 2/2/09	10,300,000	10,300,000
HSBC Bank Grand Cayman, .07%, 2/2/09	8,285,798	8,285,798

TOTAL SHORT-TERM INVESTMENTS (Cost $39,185,798)		39,185,798

Total Investments (Cost $274,089,835)(a)	101.4%	260,324,848
Liabilities in Excess of Other Assets	(1.4)	(3,469,505)
Net Assets	100.0%	$256,855,343

* Non-income producing securities.

# American Depositary Receipts

(a) At January 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $274,089,835 amounted to $13,764,990 which consisted of aggregate gross unrealized appreciation of $8,207,870 and aggregate gross unrealized depreciation of $21,972,860.

THE ALGER FUNDS

ALGER SMIDCAP GROWTH FUND

Schedule of Investments (Unaudited)

January 31, 2009

	SHARES	VALUE
COMMON STOCKS-94.2%

Aerospace & Defense-1.7%
Alliant Techsystems Inc.*	57,100	$4,614,251
BE Aerospace Inc.*	202,150	1,954,791
		6,569,042
Airlines-.9%
Airtran Holdings Inc.*	858,630	3,520,383

Apparel Retail-1.9%
Aeropostale Inc.*	161,700	3,413,487
J Crew Group Inc.*	174,000	1,740,000
Urban Outfitters Inc.*	136,050	2,119,659
		7,273,146
Application Software-5.5%
ANSYS Inc.*	108,625	2,700,418
Concur Technologies Inc.*	149,250	3,684,983
Informatica Corp.*	363,550	4,638,898
PROS Holdings Inc.*	368,400	2,214,084
Solera Holdings Inc.*	224,506	5,408,350
Taleo Corp.*	376,950	3,177,689
		21,824,422
Asset Management & Custody Banks-.7%
Affiliated Managers Group Inc.*	65,762	2,642,975

Biotechnology-6.5%
Alexion Pharmaceuticals Inc.*	149,000	5,493,630
Allos Therapeutics Inc.*	350,650	2,745,590
Cephalon Inc.*	57,900	4,468,722
Cepheid Inc.*	49,550	368,652
Cubist Pharmaceuticals Inc.*	203,750	4,362,288
OSI Pharmaceuticals Inc.*	106,600	3,794,960
United Therapeutics Corp.*	63,650	4,325,018
		25,558,860
Broadcasting & Cable TV-.5%
Discovery Communications Inc.*	131,550	1,907,475

Casinos & Gaming-1.0%
Bally Technologies Inc.*	191,845	3,873,351

Communications Equipment-1.4%
Nice Systems Ltd.*#	221,500	4,250,585
Polycom Inc.*	103,050	1,447,853
		5,698,438
Computer & Electronics Retail-.8%
GameStop Corp., Cl. A*	123,500	3,060,330

Computer Hardware-.6%
NCR Corp.*	190,825	2,394,854

Computer Storage & Peripherals-.8%
NetApp Inc.*	210,800	3,126,164

Construction & Engineering-1.3%
Aecom Technology Corp.*	196,440	4,971,896

Construction & Farm Machinery & Heavy Trucks-.9%
Bucyrus International Inc.	90,150	1,397,325
Titan Machinery Inc.*	189,100	1,919,365
		3,316,690
Construction & Farm Machinery & Heavy Trucks-1.0%
Affiliated Computer Services Inc.*	88,650	4,065,489

Data Processing & Outsourced Services-2.1%
NeuStar Inc., Cl. A*	159,100	2,166,942
TeleTech Holdings Inc.*	251,400	2,033,826
VeriFone Holdings Inc.*	464,800	2,152,024
Wright Express Corp.*	174,850	2,038,751
		8,391,543
Distillers & Vintners-.4%
Central European Distribution Corp.*	141,000	1,706,100

Distributors-1.3%
LKQ Corp.*	437,300	5,050,815

Education Services-1.8%
Corinthian Colleges Inc.*	88,200	1,647,576
ITT Educational Services Inc.*	45,650	5,592,582
		7,240,158
Electric Utilities-1.3%
ITC Holdings Corp.	122,850	5,157,243

Electrical Components & Equipment-2.2%
AMETEK Inc.	155,500	4,969,780
Roper Industries Inc.	94,450	3,885,673
		8,855,453

Environmental & Facilities Services-1.7%
EnergySolutions Inc.	349,100	1,567,459
Waste Connections Inc.*	171,900	4,988,538
		6,555,997
Fertilizers & Agricultural Chemicals-.5%
Terra Industries Inc.	103,750	2,124,800

Footwear-1.0%
Iconix Brand Group Inc.*	469,100	3,879,457

Health Care Equipment-4.3%
Hologic Inc.*	150,300	1,772,037
Masimo Corp.*	139,400	3,871,138
Meridian Bioscience Inc.	183,050	3,891,643
NuVasive Inc.*	67,050	2,503,647
Thoratec Corp.*	166,700	4,829,299
		16,867,764
Health Care Facilities-3.6%
Community Health Systems Inc.*	258,550	4,819,372
IPC The Hospitalist Co., Inc.*	257,976	4,937,661
Immucor Inc.*	155,200	4,300,592
		14,057,625
Household Products-1.0%
Church & Dwight Co., Inc.	74,700	3,976,281

Housewares & Specialties-1.2%
Tupperware Brands Corp.	223,250	4,590,020

Industrial Gases-1.1%
Airgas Inc.	119,200	4,208,952

Industrial Machinery-.6%
CLARCOR Inc.	81,550	2,474,227

Integrated Telecommunication Services-.1%
Cincinnati Bell Inc.*	366,750	509,783

Internet Retail-1.0%
priceline.com Inc.*	57,800	3,877,802

Internet Software & Services-1.2%
GSI Commerce Inc.*	346,900	2,972,933
Omniture Inc.*	199,450	1,813,001
		4,785,934

Investment Technology Group Inc.-2.1%	147,200	3,191,296
Lazard Ltd., Cl. A	190,550	5,049,575
		8,240,871

Leisure Facilities-1.0%
Life Time Fitness Inc.*	277,650	4,111,997

Leisure Products-1.5%
Gildan Activewear Inc.*	330,650	3,524,729
Phillips-Van Heusen Corp.	133,550	2,540,121
		6,064,850
Life Sciences Tools & Services-3.3%
ICON PLC*#	218,000	4,381,800
Illumina Inc.*	174,500	4,774,320
Parexel International Corp.*	374,650	3,705,289
		12,861,409
Managed Health Care-1.0%
AMERIGROUP Corp.*	145,550	4,071,034

Metal & Glass Containers-1.4%
Silgan Holdings Inc.	124,250	5,695,620

Movies & Entertainment-1.0%
DreamWorks Animation SKG Inc.*	179,350	3,936,733

Office REITs-1.2%
Digital Realty Trust Inc.	143,000	4,561,700

Oil & Gas Equipment & Services-2.9%
Cal Dive International Inc.*	454,100	2,878,994
Cameron International Corp.*	154,300	3,573,588
IHS Inc., Cl. A*	109,500	4,796,100
		11,248,682
Oil & Gas Exploration & Production-5.0%
Concho Resources Inc.*	219,200	5,528,224
Denbury Resources Inc.*	245,700	3,007,368
Mariner Energy Inc.*	308,450	3,053,655
Quicksilver Resources Inc.*	252,700	1,751,211
Range Resources Corp.	140,950	5,051,648
Whiting Petroleum Corp.*	46,250	1,341,250
		19,733,356
Packaged Foods & Meats-2.0%
Flowers Foods Inc.	86,850	1,866,407
Hain Celestial Group Inc., /The*	266,050	4,049,281
Ralcorp Holdings Inc.*	33,500	1,983,870
		7,899,558
Pharmaceuticals-4.9%
Auxilium Pharmaceuticals Inc.*	118,950	3,635,112
Medicis Pharmaceutical Corp., Cl. A	176,350	2,456,556
Mylan Inc.*	517,890	5,867,694

Optimer Pharmaceuticals Inc.*	221,200	2,320,388
Perrigo Co.	169,500	4,974,825
		19,254,575
Property & Casualty Insurance-1.0%
First Mercury Financial Corp.*	347,400	3,838,770

Regional Banks-.8%
Signature Bank*	120,760	3,102,324

Reinsurance-.6%
Platinum Underwriters Holdings Ltd.	82,800	2,302,668

Research & Consulting Services-1.2%
FTI Consulting Inc.*	114,250	4,685,393

Restaurants-1.2%
Darden Restaurants Inc.	179,000	4,693,380

Security & Alarm Services-1.2%
Geo Group Inc., /The*	307,100	4,545,080

Semiconductors-4.8%
Atheros Communications Inc.*	261,400	3,139,414
Intersil Corp.	165,700	1,542,667
Marvell Technology Group Ltd.*	546,000	3,980,340
Mellanox Technologies Ltd.*	434,855	3,761,491
Microsemi Corp.*	181,150	1,521,660
Monolithic Power Systems Inc.*	201,350	2,446,403
ON Semiconductor Corp.*	591,000	2,464,470
		18,856,445
Thrifts & Mortgage Finance-2.6%
Brookline Bancorp Inc.	430,850	4,166,320
People’s United Financial Inc.	201,000	3,288,360
TFS Financial Corp.	226,600	2,914,070
		10,368,750
Wireless Telecommunication Services-1.6%
SBA Communications Corp.*	323,400	6,435,660

TOTAL COMMON STOCKS (Cost $533,809,837)		370,622,324

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS-6.4%
Time Deposits
Citibank London, .07%, 2/2/09	$16,000,000	16,000,000
Branch Bank & Trust Grand Cayman, .07%, 2/2/09	9,067,333	9,067,333

TOTAL SHORT-TERM INVESTMENTS (Cost $25,067,333)		25,067,333

Total Investments (Cost $558,877,170)(a)	100.5%	395,689,657
Liabilities in Excess of Other Assets	(0.5)	(2,074,295)
Net Assets	100.0%	$393,615,362

* Non-income producing securities.

# American Depositary Receipts

(a) At January 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $558,877,170 amounted to $163,187,513 which consisted of aggregate gross unrealized appreciation of $7,741,322 and aggregate gross unrealized depreciation of $170,928,835.

THE ALGER FUNDS

ALGER GROWTH OPPORTUNITIES FUND

Schedule of Investments (Unaudited)

January 31, 2009

	SHARES	VALUE
COMMON STOCKS-94.1%

Aerospace & Defense-2.5%
Alliant Techsystems Inc.*	685	$55,355
BE Aerospace Inc.*	2,015	19,485
Esterline Technologies Corp.*	1,330	48,000
		122,840
Apparel Retail-.9%
AnnTaylor Stores Corp.*	4,575	22,509
Childrens Place Retail Stores Inc., /The*	1,125	21,161
		43,670
Application Software-6.3%
ANSYS Inc.*	1,780	44,251
Concur Technologies Inc.*	1,780	43,948
Informatica Corp.*	4,840	61,758
Solera Holdings Inc.*	3,190	76,847
Taleo Corp.*	3,405	28,704
VanceInfo Technologies Inc.*#	10,365	48,716
		304,224
Asset Management & Custody Banks-1.8%
Affiliated Managers Group Inc.*	955	38,381
Riskmetrics Group Inc.*	3,975	51,119
		89,500
Biotechnology-5.7%
Alexion Pharmaceuticals Inc.*	1,750	64,523
Allos Therapeutics Inc.*	3,757	29,417
Cephalon Inc.*	725	55,956
Cepheid Inc.*	2,910	21,650
Cubist Pharmaceuticals Inc.*	1,560	33,400
Molecular Insight Pharmaceuticals Inc.*	6,445	17,144
United Therapeutics Corp.*	795	54,020
		276,110
Casinos & Gaming-2.0%
Bally Technologies Inc.*	2,750	55,523
WMS Industries Inc.*	1,970	43,773
		99,296
Communications Equipment-1.9%
Nice Systems Ltd.*#	2,910	55,843
Polycom Inc.*	2,575	36,179
		92,022
Computer & Electronics Retail-.6%
GameStop Corp., Cl. A*	1,220	30,232

Computer Hardware-.9%
NCR Corp.*	3,370	42,294

Computer Storage & Peripherals-.7%
Data Domain Inc.*	2,560	33,331

Construction & Engineering-2.0%
Aecom Technology Corp.*	2,590	65,553
URS Corp.*	1,000	34,050
		99,603
Construction & Farm Machinery & Heavy Trucks-.9%
Bucyrus International Inc.	1,195	18,523
Titan Machinery Inc.*	2,725	27,659
		46,182
Data Processing & Outsourced Services-1.4%
NeuStar Inc., Cl. A*	1,910	26,014
TeleTech Holdings Inc.*	5,205	42,108
		68,122
Distillers & Vintners-.3%
Central European Distribution Corp.*	1,035	12,524

Distributors-1.4%
LKQ Corp.*	5,760	66,528

Education Services-1.3%
Corinthian Colleges Inc.*	3,285	61,364

Electric Utilities-1.3%
ITC Holdings Corp.	1,485	62,340

Electrical Components & Equipment-1.3%
AMETEK Inc.	1,885	60,245

Environmental & Facilities Services-1.3%
Waste Connections Inc.*	2,230	64,715

Fertilizers & Agricultural Chemicals-.6%
Terra Industries Inc.	1,385	28,365

Food Retail-.7%
Whole Foods Market Inc.	3,130	32,083

Health Care Equipment-3.9%
Hologic Inc.*	1,755	20,691
Insulet Corp.*	4,565	36,246
Meridian Bioscience Inc.	2,700	57,402
Micrus Endovascular Corp.*	6,330	71,402
		185,741

Health Care Facilities-1.2%
Community Health Systems Inc.*	2,990	55,734

Health Care Services-2.3%
Gentiva Health Services Inc.*	1,520	38,426
IPC The Hospitalist Co., Inc.*	3,810	72,923
		111,349
Household Products-.9%
Church & Dwight Co., Inc.	790	42,052

Industrial Machinery-2.1%
CLARCOR Inc.	1,840	55,826
RBC Bearings Inc.*	2,400	43,872
		99,698
Internet Retail-.9%
priceline.com Inc.*	660	44,279

Internet Software & Services-4.1%
GSI Commerce Inc.*	5,510	47,221
Interwoven Inc.*	4,205	66,313
Vignette Corp.*	3,265	22,757
VistaPrint Ltd.*	2,625	60,113
		196,404
Investment Banking & Brokerage-1.9%
Investment Technology Group Inc.*	1,830	39,674
Lazard Ltd., Cl. A	2,025	53,663
		93,337
IT Consulting & Other Services-.7%
Ness Technologies Inc.*	8,000	31,760

Leisure Facilities-2.1%
Life Time Fitness Inc.*	3,520	52,131
Gildan Activewear Inc.*	4,420	47,117
		99,248
Life Sciences Tools & Services-2.9%
ICON PLC*#	2,500	50,250
Illumina Inc.*	2,130	58,277
Parexel International Corp.*	3,330	32,934
		141,461
Managed Health Care-1.1%
AMERIGROUP Corp.*	1,940	54,262

Metal & Glass Containers-1.5%
Silgan Holdings Inc.	1,555	71,281

Movies & Entertainment-1.8%
DreamWorks Animation SKG Inc.*	2,200	48,290
Regal Entertainment Group.	3,720	37,349
		85,639
Office REITs-1.3%
Digital Realty Trust Inc.	1,910	60,929

Oil & Gas Equipment & Services-3.6%
Cal Dive International Inc.*	4,555	28,879
Cameron International Corp.*	1,765	40,877
Dril-Quip Inc.*	1,610	39,445
IHS Inc., Cl. A*	1,425	62,415
		171,616
Oil & Gas Exploration & Production-3.7%
Concho Resources Inc.*	3,130	78,939
Petrobank Energy & Resources Ltd.*	1,315	20,576
Quicksilver Resources Inc.*	3,005	20,825
Range Resources Corp.	1,570	56,269
		176,609
Packaged Foods & Meats-1.5%
Flowers Foods Inc.	1,035	22,242
Hain Celestial Group Inc., /The*	3,175	48,324
		70,566
Pharmaceuticals-6.8%
Ardea Biosciences Inc.*	4,860	60,507
Auxilium Pharmaceuticals Inc.*	1,590	48,590
Mylan Inc.*	7,395	83,785
Optimer Pharmaceuticals Inc.*	6,560	68,814
Perrigo Co.	2,205	64,717
		326,413
Regional Banks-1.0%
Signature Bank*	1,955	50,224

Research & Consulting Services-1.3%
FTI Consulting Inc.*	1,465	60,080

Restaurants-1.9%
California Pizza Kitchen Inc.*	3,075	31,857
Darden Restaurants Inc.	2,235	58,602
		90,459
Security & Alarm Services-1.2%
Geo Group Inc., /The*	3,755	55,574

Semiconductors-4.6%
Atheros Communications Inc.*	3,720	44,677
Cavium Networks Inc.*	2,830	25,753
Marvell Technology Group Ltd.*	5,145	37,507

Mellanox Technologies Ltd.*	6,125	52,981
Microsemi Corp.*	2,585	21,714
ON Semiconductor Corp.*	9,475	39,511
		222,143
Thrifts & Mortgage Finance-2.2%
Brookline Bancorp Inc.	4,925	47,625
People’s United Financial Inc.	3,400	55,623
		103,248
Wireless Telecommunication Services-1.8%
SBA Communications Corp.*	4,225	84,072

TOTAL COMMON STOCKS (Cost $6,177,478)		4,519,768

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS-5.6%
Time Deposits
Citibank London, .07%, 2/2/09	$100,000	100,000
Branch Bank & Trust Grand Cayman, .07%, 2/2/09	100,000	100,000
Bank Of America Toronto, .07%, 2/2/09	70,122	70,122

TOTAL SHORT-TERM INVESTMENTS (Cost $270,122)		270,122

Total Investments (Cost $6,447,600)(a)	99.7%	4,789,890
Other Assets In Excess of Liabilities	0.3	12,250
Net Assets	100.0%	$4,802,140

* Non-income producing securities.

# American Depositary Receipts

(a) At January 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $6,447,6000 amounted to $1,657,710 which consisted of aggregate gross unrealized appreciation of $92,329 and aggregate gross unrealized depreciation of $1,750,039.

ALGER CONVERTIBLE FUND

Schedule of Investments (Unaudited)

January 31, 2009

	PRINCIPAL
	AMOUNT	VALUE
CORPORATE CONVERTIBLE BONDS-59.4%

APPLICATION SOFTWARE-1.5%
Informatica Corp., 3.00%, 3/15/26	$500,000	$468,125

BIOTECHNOLOGY-2.7%
Amgen Inc., 0.375%, 2/1/13	750,000	681,562
Dendreon Corp., 4.75%, 6/15/14(a)	250,000	122,188
		803,750

BREWERS-1.8%
Molson Coors Brewing Co., 2.50%, 7/30/13	500,000	541,250

BROADCASTING & CABLE TV-1.3%
Liberty Media LLC, 3.50%, 1/15/31	1,114,693	391,536

COAL & CONSUMABLE FUELS-1.7%
USEC Inc., 3.00%, 10/1/14	1,000,000	517,500

COMPUTER & ELECTRONICS RETAIL-.7%
RadioShack Corp., 2.50%, 8/1/13(a)	250,000	212,500

COMPUTER STORAGE & PERIPHERALS-1.3%
NetApp Inc., 1.75%, 6/1/13(a)	500,000	396,875

CONSTRUCTION & ENGINEERING-3.5%
Quanta Services Inc., 3.75%, 4/30/26(a)	1,000,000	1,067,500

DATA PROCESSING & OUTSOURCED SERVICES-.4%
VeriFone Holdings Inc., 1.375%, 6/15/12(a)	250,000	116,250

DIVERSIFIED METALS & MINING-.6%
Newmont Mining Corp., 3.00%, 2/15/12	150,000	166,688

ELECTRICAL COMPONENTS & EQUIPMENT-3.5%
China Sunergy Co., Ltd., 4.75%, 6/15/13(a)	1,000,000	335,950
Energy Conversion Devices Inc., 3.00%, 6/15/13	350,000	206,062
General Cable Corp., 1.00%, 10/15/12	500,000	328,125
JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	405,000	166,556
		1,036,693
ELECTRONIC EQUIPMENT MANUFACTURERS-2.0%
L-1 Identity Solutions Inc., 3.75%, 5/15/27(a)	1,000,000	606,250

ENVIRONMENTAL & FACILITIES SERVICES-2.8%
Covanta Holding Corp., 1.00%, 2/1/27	1,000,000	858,750

FOOD RETAIL-2.8%
Great Atlantic & Pacific Tea Co., 5.125%, 6/15/11	1,500,000	843,750

FOOTWEAR-1.9%
Iconix Brand Group Inc., 1.875%, 6/30/12	1,000,000	580,000

HEALTH CARE EQUIPMENT-3.0%
China Medical Technologies Inc., 4.00%, 8/15/13	1,000,000	423,750
Insulet Corp., 5.375%, 6/15/13(a)	1,000,000	493,750
		917,500

HEALTH CARE SUPPLIES-1.1%
Power Medical Interventions Inc., 7.00%, 10/31/10	1,200,000	324,000

INTEGRATED TELECOMMUNICATION SERVICES-.8%
Virgin Media Inc., 6.50%, 11/15/16(a)	500,000	228,125

INTERNET SOFTWARE & SERVICES-2.3%
VeriSign Inc., 3.25%, 8/15/37(a)	1,000,000	690,000

INVESTMENT BANKING & BROKERAGE-1.1%
General Cable Corp., 1.00%, 10/15/12(a)	500,000	328,125

LIFE & HEALTH INSURANCE-1.6%
Prudential Financial Inc., 0.366%, 12/15/37	500,000	482,500

LIFE SCIENCES TOOLS & SERVICES-1.5%
Life Technologies Corp., 3.25%, 6/15/25	500,000	455,000

OFFICE REITS-1.3%
Boston Properties LP, 2.875%, 2/15/37	500,000	392,500

OIL & GAS DRILLING-1.3%
Transocean Ltd., 1.50%, 12/15/37	500,000	398,125

OIL & GAS EQUIPMENT & SERVICES-.5%
Bristow Group Inc., 3.00%, 6/15/38	250,000	159,063

OIL & GAS EXPLORATION & PRODUCTION-1.2%
Penn Virginia Corp., 4.50%, 11/15/12	500,000	368,750

OIL & GAS REFINING & MARKETING-1.2%
St. Mary Land & Exploration Co., 3.50%, 4/1/27	500,000	373,125

PHARMACEUTICALS-5.0%
Mylan Inc., 3.75%, 9/15/15(a)	500,000	496,250
Wyeth, 0.965%, 1/15/24	1,000,000	1,003,700
		1,499,950
REAL ESTATE MANAGEMENT & DEVELOPMENT-3.1%
Vornado Realty Trust, 2.85%, 4/1/27	1,250,000	943,750

SEMICONDUCTORS-2.1%
Microchip Technology Inc., 2.125%, 12/15/37(a)	1,000,000	636,250

SPECIALIZED REITS-3.8%
Rayonier TRS Holdings Inc., 3.75%, 10/15/12(a)	1,250,000	1,153,125

TOTAL CORPORATE CONVERTIBLE BONDS (Cost $25,802,515)		17,957,305

	SHARES
CONVERTIBLE PREFERRED SECURITIES-8.8%

OFFICE REITS-2.6%
Digital Realty Trust Inc., 5.50%, 12/31/49	40,000	797,500

OIL & GAS EXPLORATION & PRODUCTION-1.7%
Chesapeake Energy Corp., 5.00%, 12/31/49	10,000	517,500

OTHER DIVERSIFIED FINANCIAL SERVICES-1.7%
Bank of America Corp., 7.25%, 12/31/49	1,000	504,500

WIRELESS TELECOMMUNICATION SERVICES-2.8%
Crown Castle International Corp., 6.25%, 8/15/12	20,000	850,000

TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $4,231,000)		2,669,500

MANDATORY CONVERTIABLE SECURITIES-9.0%

AGRICULTURAL PRODUCTS-3.6%
Archer-Daniels-Midland Co., 6.25%, 6/1/11(b)	30,000	1,081,800

ELECTRIC UTILITIES-.8%
Entergy Corp., 7.625%, 2/17/09(b)	5,000	243,050

HOUSEHOLD APPLIANCES-.9%
Stanley Works, /The, 5.125%, 5/17/12(b)	500	283,250

PHARMACEUTICALS-2.1%
Mylan Inc., 6.50%, 11/15/10(b)	850	629,085

PROPERTY & CASUALTY INSURANCE-1.6%
Alleghany Corp., 5.75%, 6/15/09(b)	2,000	497,948

TOTAL MANDATORY CONVERTIBLE SECURITIES (Cost $3,287,075)		2,735,133

PREFERRED SECUIRTIES-9.9%

DIVERSIFIED BANKS-1.9%
HSBC Holdings PLC, 8.125%, 4/15/13	10,000	219,000
Wells Fargo Capital XIV, 8.625%, 9/14/68	15,000	374,100
		593,100
ELECTRIC UTILITIES-.8%
PPL Capital Funding Inc., 6.85%, 7/1/47	10,000	248,100

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-1.4%
Constellation Energy Group Inc., 8.625%, 6/15/63	20,000	429,000

OFFICE SERVICES & SUPPLIES-1.9%
Avery Dennison Corp., 7.875%, 11/15/20	20,000	580,000

OTHER DIVERSIFIED FINANCIAL SERVICES-3.1%
Bank of America Corp., 8.20%, 5/1/13	10,000	141,300
Barclays Bank PLC, 8.125%, 6/15/13	20,000	280,000
JPMorgan Chase & Co., 8.625%, 9/1/13	20,000	471,000
		892,300
REGIONAL BANKS-.8%
BB&T Capital Trust V, 8.95%, 9/15/63	10,000	247,000

TOTAL PREFERRED SECURITIES (Cost $3,885,000)		2,989,500

COMMON STOCK-8.0%

ELECTRIC UTILITIES-2.3%
Entergy Corp.	9,000	687,240

INDUSTRIAL CONGLOMERATES-.4%
General Electric Co.	10,000	121,300

OIL & GAS STORAGE & TRANSPORTATION-1.3%
Inergy LP	15,000	350,400

OTHER DIVERSIFIED FINANCIAL SERVICES-.8%
JPMorgan Chase & Co.	10,000	255,100

PACKAGED FOODS & MEATS
General Mills Inc.	1	59

PHARMACEUTICALS-1.5%
GlaxoSmithKline PLC#	13,000	458,380

PRECIOUS METALS & MINERALS
Hecla Mining Co.*	1,546	4,097

REINSURANCE-1.7%
IPC Holdings Ltd.	20,288	520,590

TOTAL COMMON STOCKS (Cost $2,683,487)		2,397,166

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS-5.4%

TIME DEPOSITS
Citibank London, .07%, 2/2/09	$1,200,000	1,200,000
Branch Bank & Trust Grand Cayman, .07%, 2/2/09	441,576	441,576

TOTAL TIME DEPOSITS (Cost $1,641,576)		1,641,576

Total Investments (Cost $41,530,653)(c)	100.5%	30,390,180
Liabilities in Excess of Other Assets	(0.5)	(174,760)
Net Assets	100.0%	$30,215,420

* Non-income producing securities.

# American Depositary Receipts.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 23% of the net assets of the fund.

(b) These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.

(c) At October 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $41,530,653 amounted to $11,180,473 which consisted of aggregate gross unrealized appreciation of $448,667 and aggregate gross unrealized depreciation of $11,629,140.

THE ALGER FUNDS

ALGER MONEY MARKET FUND

Schedule of Investments (Unaudited)

January 31, 2009

	PRINCIPAL
	AMOUNT	VALUE
U.S. AGENCY OBLIGATIONS-80.3%

Federal Farm Credit Bank,
1.15%, 6/2/09	$7,000,000	$7,006,545

Federal Home Loan Bank,
.75%, 2/4/09	5,000,000	4,999,792
.08%, 2/10/09	10,000,000	9,999,822
1.0%, 3/11/09	5,000,000	4,994,861
2.318%, 2/10/10	5,000,000	5,003,853
2.689%, 5/5/09	7,000,000	7,018,298
		32,016,626
Federal National Mortgage Association,
2.3175%, 2/8/10	5,000,000	5,011,388

TOTAL U.S. AGENCY OBLIGATIONS (Cost $44,034,559)		44,034,559

SHORT-TERM INVESTMENTS-19.7%
Time Deposits
Citibank London, .07%, 2/2/09	2,100,000	2,100,000
Branch Bank & Trust Grand Cayman, .07%, 2/2/09	2,100,000	2,100,000
Bank Of America Toronto, .07%, 2/2/09	2,100,000	2,100,000
JP Morgan Chase Nassau, .07%, 2/2/09	2,100,000	2,100,000
HSBC Bank Grand Cayman, .07%, 2/2/09	2,100,000	2,100,000
Wells Fargo Grand Cayman, .07%, 2/2/09	318,716	318,716

TOTAL TIME DEPOSITS (Cost $10,818,716)		10,818,716

Total Investments (Cost $54,853,275)(a)	100.0%	54,853,275
Other Assets In Excess of Liabilities	0.0	1,856
Net Assets	100.0%	$54,855,131

(a) At January 31, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes was the same as cost for financial reporting purposes.

NOTE 1 — General:

The Alger Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in nine funds—LargeCap Growth Fund, SmallCap Growth Fund, Balanced Fund, MidCap Growth Fund, Capital Appreciation Fund, Health Sciences Fund, SMidCap Growth Fund, Growth Opportunities Fund and Money Market Fund (collectively, the “Funds” or individually, each a “Fund”). The LargeCap Growth Fund, SmallCap Growth Fund, MidCap Growth Fund, Capital Appreciation Fund, Health Sciences Fund, SMidCap Growth Fund and Growth Opportunities Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Balanced Fund’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. The Money Market Fund’s investment objective is high current income which it seeks to achieve by investing in short-term instruments. On May 13, 2008 the Board of Trustees approved the liquidation of the Core Fixed-Income Fund effective June 27, 2008.

Each Fund, other than the Money Market Fund and the Growth Opportunities Fund, offers Class A, Class B and Class C shares. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. The Growth Opportunities offers Class A, C and I shares. The SMidCap Growth Fund also offers Class I shares. Class I shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except each share class bears the cost for its plan of distribution and transfer agency services.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Funds, other than the Money Market Fund, are valued on each day the New York Stock Exchange (the “NYSE”) is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

The investments of the Money Market Fund, and short-term securities held by the other Funds having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940 (the “1940 Act”). Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Fund’s valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.

		Fair Value Measurements
Description	1/31/2009	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Alger LargeCap Growth Fund
Trading securities	$205,465,205	$205,465,205	$—	$—
Total	$205,465,205	$205,465,205	$—	$—

Alger SmallCap Growth Fund
Trading securities	$244,361,351	$244,361,351	$—	$—
Total	$244,361,351	$244,361,351	$—	$—

Alger Balanced Fund
Trading securities	$56,942,021	$30,168,755	$26,773,267	$—
Total	$56,942,021	$30,168,755	26,773,267	$—

Alger MidCap Growth Fund
Trading securities	$251,843,434	$246,061,941	$5,781,493	$—
Total	$251,843,434	$246,061,941	$5,781,493	$—

Alger Capital Appreciation Fund
Trading securities	$452,061,793	$450,611,253	$1,450,540	$—
Total	$452,061,793	$450,611,253	1,450,540	$—

Alger Health Sciences Fund
Trading securities	$260,324,848	$256,275,225	$4,049,622	$—
Total	$260,324,848	$256,275,225	4,049,622	$—

Alger SMidCap Growth Fund
Trading securities	$395,689,657	$395,689,657	$—	$—
Total	$395,689,657	$395,689,657	$—	$—

Alger Growth Opportunities Fund
Trading securities	$4,789,890	$4,789,890	$—	$—
Total	$4,789,890	$4,789,890	$—	$—

Alger Convertibile Fund
Trading securities	$30,390,180	$9,486,677	$20,903,503	$—
Total	$30,390,180	$9,486,677	20,903,503	$—

Alger Money Market Fund
Trading securities	$54,853,275	$10,818,716	$44,034,559	$—
Total	$54,853,275	$10,818,716	44,034,559	$—

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 31, 2009

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 31, 2009